CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 34,474,814	$ 4,723,872	¥ 24,903,166	¥ 13,292,982
Cost of materials	(14,115,299)	(1,934,133)	(10,892,214)	(5,178,963)
Store rental and other operating costs	(8,540,683)	(1,170,277)	(5,167,482)	(2,829,987)
Depreciation and amortization expenses	(1,190,037)	(163,063)	(604,580)	(391,936)
Delivery expenses	(2,821,069)	(386,600)	(2,010,699)	(1,373,219)
Sales and marketing expenses	(1,920,305)	(263,128)	(1,286,523)	(570,122)
General and administrative expenses	(2,420,462)	(331,661)	(1,829,651)	(1,459,550)
Store preopening and other expenses	(69,556)	(9,531)	(109,685)	(36,012)
Impairment loss of long-lived assets	(8,925)	(1,200)	(5,229)	(221,810)
Losses and expenses related to Fabricated Transactions and Restructuring	149,583	20,496	28,515	(75,204)
Total operating expenses	(30,936,753)	(4,239,074)	(21,877,548)	(12,136,803)
Operating income	3,538,061	484,798	3,025,618	1,156,179
Interest and investment income	89,195	12,222	108,682	84,923
Interest and financing expenses	(3,924)	(538)		(23,484)
Foreign exchange gain/(loss), net	(13,239)	(1,814)	2,968	10,661
Other income, net	84,161	11,532	62,283	60,680
Fair value changes of derivative asset bifurcated from Series B Senior Secured Notes				(6,381)
Provision for equity litigants settlement			(92,192)	(279,967)
Gain from extinguishment of Series B Senior Secured Notes				124,139
Income before income taxes	3,694,254	506,200	3,107,359	1,126,750
Income tax expense	(762,551)	(104,488)	(259,426)	(638,504)
Net income	2,931,703	401,712	2,847,933	488,246
Net income attributable to the Company's ordinary shareholders	¥ 2,931,703	$ 401,712	¥ 2,847,933	¥ 488,246
Net income per share*:
Basic | (per share)	¥ 1.15	$ 0.16	¥ 1.12	¥ 0.2
Diluted | (per share)	¥ 1.15	$ 0.16	¥ 1.12	¥ 0.19
Weighted average shares outstanding used in calculating basic and diluted income per share:
Basic | shares	2,545,968,813	2,545,968,813	2,532,109,710	2,473,078,408
Diluted | shares	2,548,002,050	2,548,002,050	2,532,563,302	2,516,273,627
Net income	¥ 2,931,703	$ 401,712	¥ 2,847,933	¥ 488,246
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation difference, net of tax of nil	41,592	5,699	(360)	(69,552)
Total comprehensive income	2,973,295	407,411	2,847,573	418,694
Total comprehensive income attributable to the Company's ordinary shareholders	2,973,295	407,411	2,847,573	418,694
Revenues from product sales
Net revenues:
Total net revenues	26,729,500	3,662,600	18,677,390	10,223,720
Revenues from partnership stores
Net revenues:
Total net revenues	¥ 7,745,291	$ 1,061,290	¥ 6,225,776	¥ 3,069,262